Schedule of allowance for expected credit losses accounts (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Allowance for expected credit losses, beginning balance	$ 7,174	$ 9,802	$ 9,102	$ 23,210
Allowance for expected credit losses, Addition	37,292	50,948	7,619	16,683
Allowance for expected credit losses, Write-off	(285)	(390)	(6,919)	(30,791)
Allowance for expected credit losses, ending balance	$ 44,181	$ 60,360	$ 9,802	$ 9,102